Financial Instruments (Details 2) (USD $)						12 Months Ended															12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Net assets	Dec. 31, 2011 Exposure to credit loss China M	Dec. 31, 2011 Geographic concentration risk	Dec. 31, 2011 Currency concentration risk RMB	Dec. 31, 2011 Currency concentration risk Consolidated net accounts receivables benchmark RMB	Dec. 31, 2011 Currency concentration risk Cash and bank deposits RMB	Dec. 31, 2011 Currency concentration risk Current liabilities RMB	Dec. 31, 2011 Advertising segment Customer concentration risk Consolidated net accounts receivables benchmark Any individual customer	Dec. 31, 2010 Advertising segment Customer concentration risk Consolidated net accounts receivables benchmark Any individual customer	Dec. 31, 2011 Advertising segment Customer concentration risk Consolidated net accounts receivables benchmark Any individual agency	Dec. 31, 2011 Advertising segment Customer concentration risk Consolidated net revenues benchmark Any individual customer	Dec. 31, 2010 Advertising segment Customer concentration risk Consolidated net revenues benchmark Any individual customer	Dec. 31, 2009 Advertising segment Customer concentration risk Consolidated net revenues benchmark Any individual customer	Dec. 31, 2011 Advertising segment Customer concentration risk Consolidated net revenues benchmark Advertising agencies	Dec. 31, 2010 Advertising segment Customer concentration risk Consolidated net revenues benchmark Advertising agencies	Dec. 31, 2009 Advertising segment Customer concentration risk Consolidated net revenues benchmark Advertising agencies	Dec. 31, 2011 Advertising segment Customer concentration risk Consolidated net revenues benchmark Ten largest advertising agencies entity	Dec. 31, 2009 Advertising segment Customer concentration risk Consolidated net revenues benchmark Focus Media	Dec. 31, 2011 MVAS segment Customer concentration risk Consolidated net accounts receivables benchmark China Mobile and its provincial and local subsidiaries	Dec. 31, 2010 MVAS segment Customer concentration risk Consolidated net accounts receivables benchmark China Mobile and its provincial and local subsidiaries	Dec. 31, 2011 MVAS segment Customer concentration risk Consolidated net revenues benchmark China Mobile and its provincial and local subsidiaries	Dec. 31, 2010 MVAS segment Customer concentration risk Consolidated net revenues benchmark China Mobile and its provincial and local subsidiaries	Dec. 31, 2009 MVAS segment Customer concentration risk Consolidated net revenues benchmark China Mobile and its provincial and local subsidiaries	Dec. 31, 2011 MVAS segment SMS product line concentration risk Consolidated net revenues benchmark	Dec. 31, 2010 MVAS segment SMS product line concentration risk Consolidated net revenues benchmark	Dec. 31, 2009 MVAS segment SMS product line concentration risk Consolidated net revenues benchmark
Concentration of Risk
Cash and bank deposits in Chinese banks	$ 513,980,000	$ 643,619,000	$ 746,423,000	$ 383,320,000		$ 405,200,000
Maximum term of original maturity of time deposits (in months)						12
Percentage of benchmark derived from specified source									99.00%	48.00%	74.00%							88.00%	91.00%	93.00%	46.00%	12.00%	10.00%	10.00%	14.00%	17.00%	28.00%	7.00%	10.00%	15.00%
Number of largest advertising agencies (in entities)																					10
Threshold not reached for reporting individual customer, agency, or operator volume (in percent)												10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Minimum percentage of after-tax profit transferred by Chineses subsidiaries to general reserve fund	10.00%						10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chineses subsidiaries to general reserve fund	50.00%						50.00%
Maximum amount of after-tax profit transferred by subsidiaries and VIEs to non-distributable reserve funds	18,100,000	15,400,000					18,100,000
Cash, cash equivalents and short-term investments denominated in RMB	673,475,000	882,835,000						326,300,000
Accounts receivable denominated in RMB	112,469,000	89,843,000						111,800,000
Current liabilities denominated in RMB	$ 200,743,000	$ 248,024,000						$ 148,200,000
Maximum percentage of consolidated net assets of the entity made up of restricted net assets (as a percent)					25.00%